Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2021
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2021
Document Effective Date	Oct. 21, 2021
Prospectus Date	Sep. 02, 2021
AI Quality Growth ETF | AI Quality Growth ETF
Prospectus:
Trading Symbol	AQGX
Adaptive Alpha Opportunities ETF | Adaptive Alpha Opportunities ETF
Prospectus:
Trading Symbol	AGOX
Adaptive High Income ETF | Adaptive High Income ETF
Prospectus:
Trading Symbol	AHHX
RH Hedged Multi-Asset Income ETF | RH Hedged Multi-Asset Income ETF
Prospectus:
Trading Symbol	AMAX
RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus:
Trading Symbol	RHTX
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus:
Trading Symbol	RHRX